Derivative instruments	12 Months Ended
Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Disclosure Of Derivative Financial Instruments Explanatory

Note 10

Derivative instruments
Overview
Over-the-counter (OTC) derivative

contracts are usually traded under a standardized International Swaps and Derivatives
Association (ISDA)

master agreement

or other

recognized local

industry-standard master

agreements between

UBS AG
and

its

counterparties.

Terms

are

negotiated

directly

with

counterparties

and

the

contracts

have

industry-standard
settlement

mechanisms

prescribed

by

ISDA

or

similar

industry-standard

solutions.

Other

OTC

derivatives

are

cleared
through clearing houses,

in particular interest

rate swaps with

LCH, where a

settled-to-market method has

been generally
adopted, under

which cash

collateral exchanged

on a

daily basis

is considered

to legally

settle the

market value

of the
derivatives. Regulators

in various

jurisdictions have

introduced rules

requiring the

payment and

collection of

initial and
variation margins on certain OTC derivative contracts, which may have a bearing on price and other relevant

terms.
Exchange-traded derivatives (ETD) are standardized in terms of their amounts and settlement dates, and are bought and
sold

on

regulated

exchanges.

Exchanges

offer

the

benefits

of

pricing

transparency,

standardized

daily

settlement

of
changes in value and, consequently, reduced credit risk.
Most of UBS AG’s

derivative transactions relate to

sales and market-making

activity. Sales activities

include the structuring
and marketing of derivative products

to customers to enable

them to take, transfer,

modify or reduce current

or expected
risks. Market-making aims to

directly support the facilitation and

execution of client activity,

and involves quoting bid and
offer prices to other market participants with the aim of generating revenues based on spread and volume. UBS AG also uses various derivative instruments for hedging purposes.
›
Refer to Notes 15 and 20 for more information about

derivative instruments
›
Refer to Note 25 for more information about derivatives

designated in hedge accounting relationships
Risks of derivative instruments
The derivative financial assets shown on the

balance sheet can be an important component of UBS AG’s credit exposure;
however,

the

positive

replacement

values

related

to

a

respective

counterparty

are

rarely

an

adequate

reflection

of
UBS AG’s credit exposure in its derivatives business with that counterparty. This is generally the case because, on the one
hand, replacement values can increase over time (potential future exposure), while, on the other hand, exposure may be mitigated by entering into master netting agreements and bilateral collateral arrangements. Both the exposure measures used internally

by UBS AG

to control

credit risk

and the

capital requirements imposed

by regulators

reflect these additional
factors.
›
Refer to Note 21 for more information about derivative

financial assets and liabilities after consideration

of netting potential
permitted under enforceable netting arrangements
›
Refer to the “Risk management and control” section of this

report for more information about the risks arising from derivative instruments
Derivative instruments

31.12.23 31.12.22
USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional amounts
related to
derivative financial
assets and
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Derivative
financial
liabilities
Notional amounts
related to
derivative financial
assets and
liabilities
2,3
Other
notional
amounts
2,4
Interest rate 35.3 32.8 2,471.7 13,749.0 39.8 37.5 2,080.3 11,255.4 of which: forwards (OTC)
1
0.1 0.0 114.0 1,061.4 0.2 0.0 72.3 792.7
of which: swaps (OTC) 23.0 18.2 788.0 11,884.1 25.2 19.8 607.1 9,728.6 of which: options (OTC) 12.1 14.4 1,569.4 14.2 17.5 1,392.5
of which: futures (ETD) 707.4 606.3
of which: options (ETD) 0.0 0.0 0.2 96.1 0.0 0.0 8.3 127.7
Credit derivatives 1.8 1.6 93.1 1.0 1.2 73.9
of which: credit default swaps (OTC) 1.6 1.5 91.4 0.9 1.0 71.0 of which: total return swaps (OTC) 0.0 0.1 0.7 0.1 0.2 1.2
Foreign exchange 65.4 71.7 6,367.1 179.6 85.5 88.5 6,080.1 40.1 of which: forwards (OTC) 15.6 18.9 1,881.7 26.5 28.6 1,763.8 of which: swaps (OTC)
43.5 46.7 3,587.2 178.7 49.6 50.4 3,233.0 38.4
of which: options (OTC) 6.2 6.1 892.6 9.3 9.2 1,073.2
Equity / index 27.3 32.9 1,191.1 84.3 22.2 26.1 885.8 63.4
of which: swaps (OTC) 6.0 8.9 263.4 5.3 6.6 217.4
of which: options (OTC) 2.8 5.9 193.4 2.8 4.4 140.6
of which: futures (ETD) 77.3 52.2
of which: options (ETD) 10.3 10.0 732.7 6.9 9.0 8.1 526.7 11.2 of which: client-cleared transactions (ETD) 8.1 8 5.1 7.0
Commodities 1.6 1.3 128.6 15.5 1.4 1.4 132.3 17.6
of which: swaps (OTC) 0.7 0.5 44.8 0.5 0.7 38.5
of which: options (OTC) 0.6 0.3 38.4 0.4 0.3 29.1
of which: futures (ETD) 13.0 16.4
of which: forwards (ETD) 0.0 0.0 31.5 0.0 0.0 47.7
of which: client-cleared transactions (ETD) 0.2 0.3 0.2 0.3
Other
5 0.3 0.4 86.0 0.2 0.1 49.7
Total derivative instruments,

based on IFRS netting
6
131.7 140.7 10,337.6 14,028.4 150.1 154.9 9,302.1 11,376.5
1 Includes certain

forward starting repurchase

and reverse repurchase agreements

that are classified

as measured at

fair value

through profit or

loss and are recognized

within derivative instruments.

2 In cases
where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional amounts of the netted derivative financial instruments are still presented on a gross basis.

3 Notional
amounts of client-cleared ETD and OTC transactions through central clearing counterparties are not disclosed, as they have a significantly different risk profile.

4 Other notional amounts relate to derivatives that are
cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on

derivative instruments, and was

not material for any of the periods

presented.

5 Includes mainly derivative

loan commitments measured at FVTPL, as well

as unsettled
purchases and sales of non-derivative financial instruments

for which the changes in the fair value

between trade date and settlement date are

recognized as derivative financial instruments.

6 Derivative financial
assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of

business and in the event of
default, bankruptcy or insolvency of the entity and all of

the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 21 for more information
on netting arrangements.
On

a

notional

amount

basis,

approximately
51
%

of

OTC

interest

rate

contracts

held

as

of

31 December

2023
(31 December 2022: 46
%) mature

within one year,
30% (31 December 2022: 32
%) within one to

five years and
19%
(31 December 2022: 22
%) after five years.

Notional amounts of interest rate contracts cleared through either a central counterparty or an exchange that are legally
settled or economically

net settled on a

daily basis are

presented under
Other notional amounts

in the table

above and
are categorized into maturity

buckets on the basis

of contractual maturities of

the cleared underlying derivative

contracts.
Other notional

amounts related

to interest

rate contracts

increased by

USD
2.5
trn compared

with 31 December

2022,
mainly reflecting

lower compression

activity and

higher business

volumes driven

by elevated

interest rate

volatility and
inflation.